Redeemable noncontrolling interests - Schedule of carrying amount of redeemable noncontrolling interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Redeemable noncontrolling interests
Balance as of January 1	¥ 27,200	$ 3,944	¥ 27,200	¥ 37,200
Repurchase of redeemable noncontrolling interests	0	0	0	(10,000)
Accretion on redeemable noncontrolling interests	0	0	0	0
Balance as of December 31	¥ 27,200	$ 3,944	¥ 27,200	¥ 27,200